SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION
TO REDEEM SECURITIES

OF

ROYCE VALUE TRUST, INC.
745 Fifth Avenue
New York, New York 10151
(800) 221-4268

under the
Investment Company Act of 1940
Investment Company Act File No. 811-04875

(1)           TITLE OF THE CLASS OF SECURITIES OF ROYCE VALUE TRUST, INC. (THE “FUND”) TO BE REDEEMED:

5.90% Cumulative Preferred Stock, par value $.001 per share, liquidation preference $25.00 per share (the “5.90% Preferred Stock”).

(2)           THE DATE ON WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

November 15, 2012.

(3)           THE APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

The shares of the 5.90% Preferred Stock are to be redeemed pursuant to Article II, paragraph 3(b) of the Fund’s Articles Supplementary creating and fixing the rights of the 5.90% Preferred Stock, the form of which was filed with the Securities and Exchange Commission on October 2, 2003 as Exhibit (a) 10 to Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2.

(4)           THE  PRINCIPAL AMOUNT REDEEMED OR NUMBER OF SHARES AND THE BASIS UPON WHICH THE SECURITIES TO BE REDEEMED ARE TO BE SELECTED:

The Fund intends to redeem all of the outstanding shares (8,800,000) of the 5.90% Preferred Stock.  In order for the Fund to redeem all of the outstanding shares of the 5.90% Preferred Stock must pay the 5.90% Preferred Stock’s aggregate liquidation preference of $220,000,000, plus an amount equal to accumulated and unpaid dividends (whether or not earned or declared) on the 5.90% Preferred Stock through the applicable redemption date.

The redemption of the 5.90% Preferred Stock is subject to the Fund’s obtaining partial alternative financing in the form of a committed credit facility from BNP Paribas (“Sufficient Funds”).  In the event the Fund does not receive Sufficient Funds, the Fund will not be required to redeem the 5.90% Preferred Stock.  The Fund will provide notice to the holders of the 5.90% Preferred Stock in the event the redemption of the 5.90% Preferred Stock is cancelled or delayed.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Maryland, on this 10th day of October 2012.

ROYCE VALUE TRUST, INC.

By:        /s/ Charles M. Royce

Name:            Charles M. Royce
Title:             President